Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases
Leases

Note 11 – Leases

The Company has financed production equipment with an acquisition cost of approximately $168,141 under a finance lease with a five-year term and a bargain purchase price of $1.00 at the end of the lease term. The finance lease commenced on May 9, 2023 and expires on August 31, 2027, with monthly lease payments of $3,657 commencing June 1, 2023, subject to the ASU 2016-02. As the Company’s lease does not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

The components of lease expense were as follows:

	For the Three Months Ended
	March 31,
	2024	2023
Finance lease cost:
Amortization of right-of-use asset	$8,454	$-
Interest on lease liability	3,561	-
Total finance lease cost	$12,015	$-

Supplemental balance sheet information related to leases was as follows:

	March 31, 2024	December 31, 2023
Finance lease:
Finance lease assets	$138,774	$147,228

Current portion of finance lease liability	$31,758	30,901
Noncurrent finance lease liability	92,761	101,029
Total finance lease liability	$124,519	$131,930

Weighted average remaining lease term:
Finance lease	3.12 years	3.35 years

Weighted average discount rate:
Finance lease	11.00%	11.00%

Supplemental cash flow and other information related to finance leases was as follows:

	For the Three Months Ended
	March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Finance cash flows used for finance leases	$7,411	$-

BRANCHOUT FOOD INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

(Unaudited)

The future minimum lease payments due under finance leases as of March 31, 2024 is as follows:

Year Ending	Minimum Lease
December 31,	Commitments
2024 (for the nine months remaining)	$32,914
2025	43,886
2026	43,886
2027	29,258
149,944
Less effects of discounting	25,425
Lease liability recognized	$124,519

Leases

Note 16 – Leases

The Company has financed production equipment with an acquisition cost of approximately $168,141 under a finance lease with a five-year term and a bargain purchase price of $1.00 at the end of the lease term. The finance lease commenced on May 9, 2023 and expires on August 31, 2027, with monthly lease payments of $3,657 commencing June 1, 2023, subject to the ASU 2016-02. As the Company’s lease does not provide implicit discount rates, the Company uses an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

The components of lease expense were as follows:

	For the Years Ended
	December 31,
	2023	2022
Finance lease cost:
Amortization of right-of-use asset	$21,092	$-
Interest on lease liability	10,947	-
Total finance lease cost	$32,039	$-

Supplemental balance sheet information related to leases was as follows:

	December 31,	December 31,
	2023	2022
Finance lease:
Finance lease assets	$147,228	$-

Current portion of finance lease liability	$30,901	-
Noncurrent finance lease liability	101,029	-
Total finance lease liability	$131,930	$-

Weighted average remaining lease term:
Finance lease	3.35 years

Weighted average discount rate:
Finance lease	11.00%

BRANCHOUT FOOD INC.

NOTES TO FINANCIAL STATEMENTS

Supplemental cash flow and other information related to finance leases was as follows:

	For the Years Ended
	December 31,
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Finance cash flows used for finance leases	$36,390	$-

Leased assets obtained in exchange for lease liabilities:
Total finance lease liabilities	$168,320	$-

The future minimum lease payments due under finance leases as of December 31, 2023 is as follows:

Year Ending	Minimum Lease
December 31,	Commitments
2024	$43,886
2025	43,886
2026	43,886
2027 and thereafter	29,258
$160,916
Less effects of discounting	28,986
Lease liability recognized	$131,930